Discontinued operations and assets classified as held for sale - Text Details (Detail) - EUR (€) € in Millions		1 Months Ended		3 Months Ended		11 Months Ended	12 Months Ended
		Dec. 31, 2018	Nov. 30, 2017	Mar. 31, 2018	Jun. 30, 2016	Nov. 28, 2017	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Jun. 30, 2017
Discontinued operations and assets classified as held for sale - Text Details (Detail) [Line Items]
Profit (loss) from discontinued operations	[1],[2]						€ (213)	€ 843	[3]	€ 660	[3]
Increase (decrease) in cash and cash equivalents, discontinued operations	[2]						647	1,063		2,151
Cash flows from (used in) investing activities, discontinued operations							662	856		(112)
Combined Lumileds and Automotive Lighting businesses [Member]
Discontinued operations and assets classified as held for sale - Text Details (Detail) [Line Items]
Profit (loss) from discontinued operations							12	(29)		282
Sale of stake												80.10%
Result on the sale of discontinued operations net of tax				€ 8			8	(98)
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations			€ 1,067
Discontinued operations [member]
Discontinued operations and assets classified as held for sale - Text Details (Detail) [Line Items]
Profit (loss) from discontinued operations							(213)	843		660
Discontinued operations [member] | Net business impact [Member]
Discontinued operations and assets classified as held for sale - Text Details (Detail) [Line Items]
Assets and liabilities directly associated with assets held for sale		€ 52					52	44
Discontinued operations [member] | Property, plant and equipment [member]
Discontinued operations and assets classified as held for sale - Text Details (Detail) [Line Items]
Assets classified as held for sale		23					23	40
Discontinued operations [member] | Deconsolidation Signify [Member]
Discontinued operations and assets classified as held for sale - Text Details (Detail) [Line Items]
Cash flows from (used in) investing activities, discontinued operations						€ (175)
Other operations [Member]
Discontinued operations and assets classified as held for sale - Text Details (Detail) [Line Items]
Profit (loss) from discontinued operations							(27)	(24)		134
Other operations [Member] | Audio, video, media and accessories business Funai contract breach [Member]
Discontinued operations and assets classified as held for sale - Text Details (Detail) [Line Items]
Profit (loss) from discontinued operations					€ 144
Signify Member
Discontinued operations and assets classified as held for sale - Text Details (Detail) [Line Items]
Profit (loss) from discontinued operations							(198)	896		€ 244
Dividend income							32
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation							218
Increase (decrease) in cash and cash equivalents, discontinued operations		€ 642
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations						545
Net cash and cash equivalents of disposed asset held for sale						€ 720
Signify Member | Retained earnings [member]
Discontinued operations and assets classified as held for sale - Text Details (Detail) [Line Items]
Non-current assets or disposal groups classified as held for sale								€ 1,264
Signify Member
Discontinued operations and assets classified as held for sale - Text Details (Detail) [Line Items]
Profit (loss) from discontinued operations							€ 198

[1]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[2]	The accompanying notes are an integral part of these consolidated financial statements. For a number of reasons, principally the effects of translation differences and consolidation changes, certain items in the statements of cash flows do not correspond to the differences between the balance sheet amounts for the respective items
[3]	During 2018, an error was identified in certain non-controlling interests and EPS calculations for 2016 and 2017 respectively. Reference is made to the Significant accounting policies.